Marketable Securities (Schedule of Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	$ 30,113	$ 32,807
Gross unrealized holding gains		5	81
Gross unrealized holding (losses)		(423)	(224)
Aggregate fair value	[2]	29,695	32,664
Accrued interest on securities		323	331
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	6,242	7,010
Gross unrealized holding gains		1	11
Gross unrealized holding (losses)		(54)	(35)
Aggregate fair value	[2]	6,189	6,986
Non Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	23,871	25,797
Gross unrealized holding gains		4	70
Gross unrealized holding (losses)		(369)	(189)
Aggregate fair value	[2]	$ 23,506	$ 25,678

[1]	Including accrued interest in the amount of US$ 331 thousands and US$ 323 thousands as of December 31, 2025 and June 30, 2026 respectively.
[2]	Fair value is being determined using Level 2 inputs.